Fair value measurement (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Financial assets
Cash and cash equivalents	R$ 254,767	R$ 2,763,050	R$ 2,913,482	R$ 66,767
Financial investments	1,761,745
Accounts receivable	9,871,459	8,104,679
Other receivables	41,709	20,148
Financial liabilities
Payables to third parties	4,581,475	4,324,198
Trade payables	239,508	165,246
Trade payables to related parties	34,858	30,797
Contingent consideration (included in non-current other payables)	15,800
Other payables	16,267	R$ 29,501
Level 1 of fair value hierarchy [member]
Financial assets
Financial investments	1,761,745
Level 2 of fair value hierarchy [member]
Financial assets
Cash and cash equivalents	254,767
Accounts receivable	9,871,458
Other receivables	41,709
Financial liabilities
Payables to third parties	4,581,475
Trade payables	239,508
Trade payables to related parties	34,858
Other payables	16,267
Level 3 of fair value hierarchy [member]
Financial liabilities
Contingent consideration (included in non-current other payables)	R$ 15,800